Major Customers - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shell Plc [Member]
Revenue, Major Customer [Line Items]
Entity wide revenue major customer percentage	24.00%	20.00%	11.00%
Vitol Group [Member]
Revenue, Major Customer [Line Items]
Entity wide revenue major customer percentage	13.00%